PRIVATE PLACEMENT (Details) - Digital Health Acquisition Corp. - USD ($)			12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Dec. 31, 2023
PRIVATE PLACEMENT
Underwriting fees			$ 1,955,000
Months to complete acquisition			27 months
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Warrants to purchase shares of common stock		557,000
Price of warrants		$ 10.00
Aggregate purchase price	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants		1,890,000
Underwriting fees		$ 0
Months to complete acquisition			27 months
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)			100.00%